CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2014	Jun. 30, 2013
Current assets:
Cash and cash equivalents	$ 6,857,970	$ 260,576
Accounts receivable	2,026,210	586,174
Due from affiliate		1,678
Prepaid expenses	1,514,302	156,892
Total current assets	10,398,482	1,005,320
Oil and gas properties, full cost method of accounting:
Proved properties	126,041,447	33,828,079
Unproved properties	8,227,109
Office and other equipment	78,733	30,227
Property and equipment, at cost	134,347,289	33,858,306
Less accumulated depreciation, depletion and amortization	26,914,972	19,134,081
Property and equipment, net	107,432,317	14,724,225
Other assets:
Cash restricted under loan agreement	5,000,000
Deferred loan costs, net	2,140,343
Acquisition costs - deposits		2,300,000
Total other assets	7,140,343	2,300,000
Total assets	124,971,142	18,029,545
Current liabilities:
Notes payable, net of discounts - Senior Notes		2,000,000
Fair value of derivative contracts	8,065,417
Due to affiliates	232,021	2,000,000
Accounts payable and accrued expenses	7,127,572	1,331,609
Total current liabilities	83,396,284	31,196,719
Long-term liabilities:
Asset retirement obligation	1,916,276
Warrant liabilities	16,290,341
Fair value of derivatives	25,052,008
Total liabilities	126,654,909	31,196,719
Stockholders' (deficit):
Common stock - $.05 par value; authorized 200,000,000 shares; issued and outstanding 77,505,908 shares at September 30, 2014 and 77,505,908 shares at June 30, 2014	3,875,297	3,868,047
Additional paid-in capital - common stock	56,954,045	56,910,545
Accumulated deficit	(78,052,931)	(85,757,066)
Total stockholders' (deficit)	(1,684,755)	(13,167,174)
Total liabilities and stockholders' (deficit)	124,971,142	18,029,545
Senior notes
Current liabilities:
Notes payable	61,402,551
Notes payable, net of discounts - Senior Notes	43,090,338
WFEC
Current liabilities:
Notes payable	24,880,936	20,865,110
WFEC | Term Loan
Current liabilities:
Notes payable		5,000,000
Series A Preferred Stock
Stockholders' (deficit):
Preferred stock		1,181
Additional paid-in capital		11,810,119
Series B Preferred Stock
Stockholders' (deficit):
Preferred stock	3,114,761
Additional paid-in capital	12,424,073
Series C Preferred Stock
Long-term liabilities:
Redeemable preferred stock - Series C, authorized 98,751.823 shares; $0.01 stated value, voting, redeemable at $0.01; 98,751.823 shares issued and outstanding at June 30, 2014 and none at June 30, 2013	$ 988